Interim Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 107,111,075	$ 165,310,609
Restricted cash and restricted cash equivalents	2,639,732	9,581,689	$ 582,622,025
Accounts receivable, net	2,155,444	4,705,563
Income tax receivable		1,322,340
Inventory	15,543,825	22,196,981	0
Notes and other receivables, net	389,816	4,732,617	24,977,765
Indemnification assets	6,044,155	6,044,155	0
Prepaid expenses and other current assets	9,869,406	11,940,043	0
Assets held for sale and discontinued operations	3,318,065	5,042,670
Prepaid expenses	51,456	109,929	0
Total current assets	141,027,363	224,832,512	607,599,790
Investments	2,488,095	2,500,069
Investments at fair value through profit and loss		1,908,524	0
Security deposits	1,205,629	1,119,754
Investment in non-marketable securities		591,545
Prepaid expenses and other assets	800,755	756,968	81,333
Property and equipment	15,558,716	22,159,470	0
Property and equipment, gross		23,047,265
Right-of-use assets - operating	19,143,848	27,662,847
Right-of-use assets - finance	23,462,364	24,639,605	0
Intangible assets	118,908,000	212,587,865
Goodwill		44,051,645
Goodwill and intangible assets		266,194,530	0
Assets held for sale and discontinued operations		11,144,254
Total assets	322,594,770	571,454,989	607,681,123
Liabilities
Accounts payable and accrued liabilities	25,327,121	41,625,317	28,321,972
Consideration payable - current portion	7,153,013	7,496,240
Operating lease liability - current portion	2,423,413	3,177,666
Finance lease liability - current portion	62,783	13,712
Cash settled share-based payments	3,632,574	5,166,666
Note payable	931,103
Contingent consideration	1,964	943,131
Liabilities held for sale and discontinued operations	2,149,220	264,044
Total current liabilities	41,681,191	58,686,776	28,321,972
Operating lease liabilities	22,920,265	27,142,326
Finance lease liabilities	36,730,577	36,774,714
Consideration payable	520,681	1,827,515
Deferred tax liabilities	25,527,230	43,847,866
Liabilities held for sale and discontinued operations		644,219
Total liabilities	127,379,944	168,923,416	28,321,972
Mezzanine equity
Redeemable non-controlling interest	35,010,200	41,456,387
Class A Restricted Voting Shares, no par value; unlimited Class A restricted voting share authorized, 57,500,000 issued and outstanding at December 31, 2020		0	582,622,025
Subscription receipts		0	25,087,000
Total mezzanine equity	35,010,200	41,456,387	607,709,025
Shareholders' equity
Additional paid in capital	965,032,335	954,102,859	(21,886,268)
Accumulated deficit	(804,827,709)	(593,027,673)	(6,463,606)
Total shareholders' equity	160,204,626	361,075,186	(28,349,874)
Total liabilities, mezzanine equity and shareholders' equity	$ 322,594,770	$ 571,454,989	$ 607,681,123